Condensed Consolidated Statements of Loss and Comprehensive Loss - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Total revenue	$ 7,268,992		$ 5,007,631
Total cost of revenue	(7,326,671)		(4,937,591)
Gross loss	(57,679)		70,040
Operating expenses
Selling and marketing expenses	(128,929)		(80,527)
General and administrative expenses	(2,576,661)	(12,381)	(1,425,405)	(4,995)
Research and development expenses	(281,585)		(30,931)
Total operating expenses	(2,987,175)	(12,381)	(1,536,863)	(4,995)
Operating loss	(3,044,854)	(12,381)	(1,466,823)	(4,995)
Other (expenses)/income
Interest expenses, net	(361,267)	(41,491)	(312,714)	(8,028)
Gain on bargain purchase			1,789,560
Other income	121,621		134,610
Total other expenses, net	(239,646)	(41,491)	1,611,456	(8,028)
Loss before income tax expenses and share of loss from equity method investment, net of tax	(3,284,500)	(53,872)	144,633	(13,023)
Income tax benefits	267,552		111,949
Net loss before share of loss from equity method investment, net of tax	(3,016,948)	(53,872)	256,582	(13,023)
Share of loss from equity method investment, net of tax		(7,822)	(98,938)	(42,988)
Net loss	(3,016,948)	(61,694)	157,644	(56,011)
Net loss attributable to non-controlling interests	(529,270)		(165,810)
Net loss attributable to SKG’s shareholders	(2,487,678)	(61,694)	323,454	(56,011)
Other comprehensive (loss)/income
Foreign currency translation adjustments attributable to SKG’s shareholders	(46,097)	(4,193)	90,506	4,896
Foreign currency translation adjustments attributable to non-controlling interests	2,435		84
Comprehensive loss	(3,060,610)	(65,887)	248,234	(51,115)
Comprehensive loss attributable to non-controlling interests	(526,835)		(165,726)
Comprehensive loss attributable to SKG’s shareholders	$ (2,533,775)	$ (65,887)	$ 413,960	$ (51,115)
Weighted average number of ordinary shares outstanding:
Weighted average number of ordinary shares used in calculating loss per share, basic	2,660	1,250	1,690	1,135
Weighted average number of ordinary shares used in calculating loss per share, diluted	2,660	1,250	1,694	1,135
(Loss)/profit per share:
Loss per share, basic	$ (935.22)	$ (49.36)	$ 191.39	$ (49.35)
Loss per share, diluted	$ (935.22)	$ (49.36)	$ 190.94	$ (49.35)
Logistic Service - Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenue	$ 4,092,146		$ 2,736,628
Total cost of revenue	(6,281,566)		(4,733,954)
Logistic Service - Related Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenue	2,846,119		2,148,163
Total cost of revenue	(1,010,583)		(177,666)
Logistics Technology Solutions Services - Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenue	175,989		37,381
Total cost of revenue	(34,522)		(25,971)
Logistics Technology Solutions Services - Related Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenue	$ 154,738		$ 85,459